Goldman Sachs ActiveBeta_R US Small Cap Equity ETF Annual Fund Operating Expenses - Goldman Sachs ActiveBeta_R US Small Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%